Defined Contribution Plan	12 Months Ended
Dec. 31, 2019
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Defined Contribution Plan
19.	Defined Contribution Plan
Recognized expense related to the defined contribution plan for the year ended December 31, 2019, is ￦ 57,170 million (2017: ￦ 45,936 million, 2018: ￦ 48,210 million).